Income Taxes	9 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

NOTE J - INCOME TAXES

The Company accounts for income taxes using the asset and liability method described in SFAS No. 109, “Accounting For Income Taxes”, the objective of which is to establish deferred tax assets and liabilities for the temporary differences between the financial reporting and the tax basis of the Company’s assets and liabilities at the enacted tax rates expected to be in effect when such amounts are realized or settled. A valuation allowance related to deferred tax assets is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized. In recognition of the uncertainty regarding the ultimate amount of income tax benefits to be derived, the Company has recorded a full valuation allowance at March 31, 2020, June 30, 2019 and 2018.

The provision (benefit) for income taxes includes income taxes currently payable and those deferred because of temporary differences between the financial statement and tax bases of assets and liabilities.

Significant components of the Company’s deferred tax assets and liabilities are calculated at an estimated effective tax rate of 21%. (35% for tax year 2017)

The provision for (benefit from) income taxes differs from the amount computed by applying the statutory United States federal income tax rate for the periods presented to income (loss) before income taxes. The income tax rate was 21% for the nine months ended March 31, 2020 and year ended June 30, 2019 and 35% for the year ended June 30, 2018. The sources of the difference are as follows:

	Nine Months Ended	Year Ended
	March 31, 2020	June 30, 2019	June 30, 2018
Expected tax at 21%, 21% and 35%, respectively	$(164,659)	$(161,718)	$(108,819)
Non-deductible stock-based compensation	8,400	8,400	73,500
Non-deductible loss (nontaxable income) from derivative liability	(46,872)	69,943	49,228
Non-deductible amortization of debt discounts	261,795	50,228	6,083
Increase (decrease) in Valuation allowance	(58,664)	38,147	(19,992)
Provision for (benefit from) income taxes	$-	$-	$-

(a)	As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, the United States corporate income tax rate is 21% effective January 1, 2018.

All tax years remain subject to examination by the Internal Revenue Service.

Significant components of the Company’s deferred income tax are as follows:

	March 31, 2020	June 30, 2019	June 30, 2018
Unpaid accrued officer and director compensation	$20,959	$8,359	$-
Net operating loss carry-forwards	29,329,836	29,329,836	29,254,563
Valuation allowance	(29,350,795)	(29,338,195)	(29,254,563)
Net non-current deferred tax asset	$-	$-	$-

Based on management’s present assessment, the Company has not yet determined it to be more likely than not that a deferred tax asset of $29,350,795 attributable to the future utilization of the $20,959 timing difference relating to unpaid officer and director compensation and the $29,329,836 net operating loss carryforward as of March 31, 2020 will be realized. Accordingly, the Company has provided a 100% allowance against the deferred tax asset in the financial statements at March 31, 2020. The Company will continue to review this valuation allowance and make adjustments as appropriate. $28,980,000 of the net operating loss carryforward expires in the year 2022.

Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited.